Prospectus supplement dated December 28, 2015
to the following prospectus(es):
BOA All American Annuity, Sun Trust All American, America's Horizon Annuity and Nationwide Destination Freedom+ prospectuses dated May 1, 2015
BOA Choice Venue Annuity and Key Choice prospectuses dated May 1, 2013
BOA TruAccord Variable Annuity, Nationwide Options Select AO and Nationwide Options Select - New York prospectuses dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
•	On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of The Boston Company Asset Management, LLC ("The Boston Company") as subadviser to the NVIT Large Cap Growth Fund (the "Fund"), and approved the appointment of Boston Advisors, LLC ("Boston Advisors") to subadvise the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
•	On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of The Boston Company Asset Management, LLC ("The Boston Company") as subadviser to the NVIT Emerging Markets Fund (the "Fund"), and approved the appointment of Lazard Asset Management LLC ("Lazard") to subadvise the Fund. This change is anticipated to take effect on or about February 1, 2016 (the "Effective Date").
•	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 9, 2015, the Board approved the termination of Pyramis Global Advisors, LLC ("Pyramis") as subadviser to the NVIT Multi-Manager Large Cap Growth Fund (the "Fund"), and approved the appointment of Smith Asset Management Group L.P. ("Smith Group") as a new subadviser to the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
•	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 9, 2015, the Board approved the termination of Neuberger Berman Management LLC ("Neuberger Berman") as subadviser to the NVIT Multi-Manager Small Company Fund (the "Fund"), and approved the appointment of Jacobs Levy Equity Management, Inc. ("Jacobs Levy") as a new subadviser to the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
PROS-0308